Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitment Under Contracts	Our commitments under these contracts as of December 31, 2015 are as follows:

(Millions)
2016	$140
2017	130
2018	116
2019	104
2020	91
Thereafter	105

Total	$686

Future Minimum Annual Rentals Under Noncancelable Operating Leases	Future minimum annual rentals under noncancelable operating leases as of December 31, 2015, are payable as follows:

(Millions)
2016	$28
2017	23
2018	12
2019	7
2020	7
Thereafter	9

Total	$86